Columbia Short Duration Municipal Bond Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 5.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 5.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.750%	2,850,000	2,850,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.750%	3,150,000	3,150,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.750%	2,000,000	2,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	2.750%	4,500,000	4,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	2.750%	1,470,000	1,470,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	2.750%	2,000,000	2,000,000
Total			15,970,000
Total Floating Rate Notes (Cost $15,970,000)			15,970,000

Municipal Bonds 83.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.3%
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,035,819
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,003,731
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,054,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,862,055
10/01/2029	5.000%	1,500,000	1,617,397
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025C (Mandatory Put 02/01/31)
05/01/2055	5.000%	2,000,000	2,126,740
Total			10,699,904
Alaska 0.3%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,091,336
Arizona 2.0%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	2,500,000	2,542,669
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	994,430
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,008,491
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	500,931
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,268,202
Total			6,314,723
California 6.2%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,064,638

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Community Choice Financing Authority(b)
Revenue Bonds
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,168,047
Series 2024 (Mandatory Put 12/01/32)
Clean Energy Project
Series 2024
01/01/2055	5.000%	1,000,000	1,040,800
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	948,378
Corona-Norco Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,886,377
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,308,137
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2025
07/01/2031	5.000%	715,000	777,969
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,269,170
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,046,257
William S Hart Union High School District(e)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	2,500,000	2,428,750
Total			19,938,523
Colorado 2.3%
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	1,992,687
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,662,278
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,711,572
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.644%	1,000,000	998,893
Total			7,365,430
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	535,599
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2030	4.250%	1,000,000	1,008,875
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	524,009
Total			2,068,483
District of Columbia 1.2%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,460,146
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2026	5.000%	1,430,000	1,464,774
10/01/2027	5.000%	1,000,000	1,044,036
Total			3,968,956
Florida 1.8%
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,711,340
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,168,767
Miami-Dade County Housing Finance Authority
Revenue Bonds
Cutler Vista
Series 2023 (Mandatory Put 09/01/25)
03/01/2027	5.000%	1,000,000	1,001,381
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	100,000	98,712
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	650,000	651,764
Total			5,631,964
Georgia 2.0%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	999,632
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	750,001
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	350,324
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,086,567
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,056,913
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,063,810
Total			6,307,247
Guam 0.7%
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,382,012
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 2.6%
Illinois Finance Authority(f)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.990%	1,250,000	1,241,723
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	891,159
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,080,433
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	316,554
05/01/2032	5.000%	3,500,000	3,810,201
Total			8,340,070
Indiana 2.3%
Indiana Finance Authority(c)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	3,031,755
Indianapolis Local Public Improvement Bond Bank(c)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,059,432
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,072,683
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,223,521
07/01/2030	5.000%	900,000	996,747
Total			7,384,138
Iowa 1.2%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,010,000	1,010,905

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,899,995
Total			3,910,900
Kentucky 1.1%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	900,000	884,586
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	2,400,000	2,533,587
Total			3,418,173
Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,148,622
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,507,667
Total			3,656,289
Maryland 1.0%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,313,789
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,021,265
Total			3,335,054
Massachusetts 1.5%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	2,000,000	2,047,702
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,021,787
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Senior Series 2022B
07/01/2029	5.000%	825,000	868,152
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,016,857
Total			4,954,498
Michigan 3.6%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,451,764
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,433,956
10/15/2027	1.100%	1,650,000	1,570,714
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,500,425
04/01/2030	3.700%	2,500,000	2,501,517
Total			11,458,376
Minnesota 0.3%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2025	3.000%	200,000	199,993
08/01/2026	3.000%	250,000	247,978
Minnesota Housing Finance Agency(c)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	352,568
Total			800,539
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri(b)
Revenue Bonds
BJC Health System
Series 2025B (Mandatory Put 04/01/32)
04/01/2059	5.000%	1,000,000	1,100,303
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,727,276
03/01/2029	5.000%	2,165,000	2,304,279
Total			5,131,858
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,094,531
Nevada 0.1%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	370,000	370,360
New Hampshire 1.5%
New Hampshire Business Finance Authority(b),(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	1,180,000	1,178,905
New Hampshire Business Finance Authority(d),(h)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	500,000	500,393
New Hampshire Business Finance Authority(d)
Revenue Bonds
Tamarron Project
Series 2024
12/01/2035	5.250%	900,000	896,647
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Dartmouth College
Series 2025A
06/01/2035	5.000%	2,000,000	2,250,031
Total			4,825,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 4.6%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	986,319
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,715,834
New Jersey Educational Facilities Authority(b)
Revenue Bonds
Princeton University
Series 2025A (Mandatory Put 07/01/31)
07/01/2064	5.000%	1,000,000	1,105,973
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,090,127
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,180,668
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	500,000	563,575
New Jersey Turnpike Authority
Revenue Bonds
Series 2025B
01/01/2031	5.000%	2,720,000	3,008,722
Total			14,651,218
New York 11.5%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,562,090
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,204,591
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	680,000	666,865

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,296,578
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,420,822
New York City Housing Development Corp.(b)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,132,345
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Second General Resolution
Series 2025CC
06/15/2029	5.000%	1,400,000	1,539,059
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,649,601
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	815,894
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A
03/15/2029	5.000%	3,250,000	3,536,570
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,896,049
Series 2025
10/01/2029	5.000%	1,050,000	1,153,221
New York State Dormitory Authority(b)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2025 (Mandatory Put 07/01/32)
07/01/2049	5.000%	1,610,000	1,748,869
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	801,947
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	1,040,000	1,024,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,237,470
Series 2024-246
09/01/2028	5.000%	3,000,000	3,187,731
Total			36,874,362
North Carolina 0.2%
North Carolina Turnpike Authority(e)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	754,465
Ohio 1.1%
Ohio Air Quality Development Authority(c)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,535,820
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,109,445
Total			3,645,265
Oklahoma 1.4%
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,414,351
Pennsylvania 4.0%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,417,829
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
Republic Services
Series 2019 (Mandatory Put 10/15/25)
04/01/2034	3.450%	1,500,000	1,499,551
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,345,112
Series 2025-1A
06/01/2032	5.000%	2,000,000	2,111,025
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,337,256
Redevelopment Authority of the City of Philadelphia(c)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,013,477
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,044,795
Total			12,769,045
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
10/01/2026	2.650%	1,575,000	1,567,206
Rhode Island Student Loan Authority(c)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	587,194
Total			2,154,400
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	852,678
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,652,377
Total			2,505,055
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,346,186
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 10.4%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,684,529
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,889,956
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,527,140
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,081,532
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	547,158
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	377,478
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	535,682
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,913,840
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	350,000	358,934
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,331,834
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,500,000	1,592,487

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	3,014,914
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,587,798
Mesquite Independent School District(h)
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2028	5.000%	500,000	535,966
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	350,000	355,413
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	450,000	472,991
09/01/2030	5.000%	1,000,000	1,109,165
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,019,658
Series 2024A
01/01/2029	5.000%	1,000,000	1,076,837
San Antonio Independent School District(h)
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2027	5.000%	1,000,000	1,046,280
Tarrant County Cultural Education Facilities Finance Corp.(h)
Refunding Revenue Bonds
Texas Health Resources System
Series 2025 (Mandatory Put 11/15/32)
11/15/2064	5.000%	750,000	821,466
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,735,185
Texas Municipal Gas Acquisition & Supply Corp. IV
Revenue Bonds
Series 2023A (Mandatory Put 01/01/30)
01/01/2054	5.500%	1,500,000	1,596,313
Total			33,212,556
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.3%
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	809,410
Vermont 0.8%
Vermont Student Assistance Corp.(c)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2026	5.000%	1,375,000	1,394,028
Series 2022A
06/15/2028	5.000%	985,000	1,020,332
Total			2,414,360
Virginia 2.9%
Amelia County Industrial Development Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,684,147
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,850,868
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,010,298
Virginia Housing Development Authority
Revenue Bonds
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	850,000	849,927
Series 2025A
09/01/2029	3.250%	1,000,000	1,001,409
Virginia Small Business Financing Authority(b),(c)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	2,000,000	2,001,252
Total			9,397,901
Washington 3.6%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,810,614
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(c)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	831,330
Port of Seattle(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,576,158
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,768,110
State of Washington(e)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	2,345,000	2,203,828
Washington Health Care Facilities Authority(b)
Revenue Bonds
MultiCare Health System
Series 2025 (Mandatory Put 08/15/30)
08/15/2055	5.000%	3,000,000	3,209,423
Total			11,399,463
Wisconsin 1.4%
Public Finance Authority(d)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	754,393	754,247
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,253,722
Wisconsin Health & Educational Facilities Authority(d)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,539,490
Total			4,547,459
Total Municipal Bonds (Cost $266,016,901)			266,344,836

Municipal Short Term 5.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.0%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.280%	3,200,000	3,276,845
Illinois 0.1%
Illinois Finance Authority(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.810%	450,000	449,510
Massachusetts 1.0%
Pioneer Valley Transit Authority
Revenue Notes
Series 2025
07/10/2026	3.050%	3,000,000	3,026,037
Mississippi 0.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.800%	1,000,000	1,006,825
New Jersey 0.3%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	3.140%	1,000,000	1,009,995
New York 0.3%
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	3.320%	1,000,000	1,006,455
North Carolina 0.8%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(c)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 11/01/25)
12/01/2027	3.740%	2,700,000	2,700,518
Tennessee 1.2%
Lewisburg Industrial Development Board(b),(c)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 08/01/25)
07/02/2035	3.850%	1,000,000	1,000,000

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Tennessee Housing Development Agency
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	2,740,000	2,740,630
Total			3,740,630
Texas 0.2%
Mission Economic Development Corp.(b)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 08/01/25)
01/01/2026	3.850%	500,000	500,000
Total Municipal Short Term (Cost $16,672,355)			16,716,815

Money Market Funds 6.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(i)	22,180,320	22,182,538
Total Money Market Funds (Cost $22,180,320)		22,182,538
Total Investments in Securities (Cost $320,839,576)		321,214,189
Other Assets & Liabilities, Net		(499,893)
Net Assets		$320,714,296
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $10,822,866, which represents 3.37% of total net assets.

(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $2,382,012, which represents 0.74% of total net assets.

(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Short Duration Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT223_04_R01_(09/25)